DEBT - Narrative (Details) € in Millions, $ in Millions			12 Months Ended
	May 09, 2025 USD ($)	May 09, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 06, 2026 USD ($)	Sep. 29, 2025 USD ($)	May 09, 2025 EUR (€)
Debt Instrument [Line Items]
Proceeds from borrowings			$ 1,058	$ 1,084	$ 818
Short-term debt			1	$ 0
Revolving Credit Facility
Debt Instrument [Line Items]
Borrowings outstanding			0
Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 4,000
Credit facility, borrowing capacity upsized						1,000
Credit facility, current borrowing capacity						3,000
Letter of Credit
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			872
Letters of credit outstanding, amount			$ 350
Delayed Draw Term Loan (DDTL) | Subsequent Event
Debt Instrument [Line Items]
Face value of debt instrument						8,000
0.128% Euro Notes Due 2026 | Tranche One | Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate			0.128%
0.577% Euro Notes Due 2030 | Tranche Two | Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate			0.577%
3.601% Euro notes due 2031 | Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate			3.601%
3.802% Euro notes due 2036 | Notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate			3.802%
2025 Euro Notes | Senior notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate	3.625%							3.625%
Face value of debt instrument	$ 564							€ 500
Proceeds from borrowings	$ 558	€ 494
Redemption price (as a percent)	101.00%	101.00%
2025 Notes | Senior notes
Debt Instrument [Line Items]
Debt instrument, stated interest rate	4.45%							4.45%
Face value of debt instrument	$ 500
Proceeds from borrowings	$ 495
Redemption price (as a percent)	101.00%	101.00%
Five Year Credit Facility Expiring On September 27, 2030 | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity							$ 3,000
Long-term debt, term							5 years
364 Day Credit Facility Dated September 30, 2024 | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity							$ 500
Long-term debt, term							364 days
Five Year Credit Facility Dated October 3, 2022 | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity							$ 2,500
Long-term debt, term							5 years
Commercial Paper | Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 3,000
Borrowings outstanding			$ 0
Commercial Paper | Revolving Credit Facility | Subsequent Event
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						4,000
Credit facility, current borrowing capacity						$ 3,000